Equity, Mezzanine Equity, Dividends and Voting and Redemption Rights (Q2) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) Manager	Jun. 30, 2022 USD ($)
Dividends [Abstract]
Net invested capital contributions	$ 64,996	$ 0
Class C Units [Member]
Mezzanine Equity - New Class C Units [Abstract]
Redemption period	5 years
Dividends [Abstract]
Preferred units cumulative dividend rate percentage	8.00%
Net invested capital contributions	$ 65,000
Interest payable on accrued dividends	$ 0
Number of managers to be appointed as board of managers by preferred units holders | Manager	1